                              THE ARCH FUND(R), INC.
                                  (THE "FUND")

                               TRUST SHARES OF THE
                      TREASURY MONEY MARKET, MONEY MARKET,
              TAX-EXEMPT MONEY MARKET, U.S. GOVERNMENT SECURITIES,
                          INTERMEDIATE CORPORATE BOND,
                    BOND INDEX, GOVERNMENT & CORPORATE BOND,
                          SHORT-INTERMEDIATE MUNICIPAL,
               MISSOURI TAX-EXEMPT BOND, NATIONAL MUNICIPAL BOND,
              EQUITY INCOME, EQUITY INDEX, GROWTH & INCOME EQUITY,
                        GROWTH EQUITY, SMALL CAP EQUITY,
                             SMALL CAP EQUITY INDEX,
                            INTERNATIONAL EQUITY AND
                               BALANCED PORTFOLIOS

                          SUPPLEMENT DATED JULY 1, 1998
                       TO PROSPECTUS DATED MARCH 31, 1998


         1. The section entitled "Purchase of Shares - The Money Market Portfolios" under the heading "HOW TO PURCHASE AND REDEEM SHARES" on page 58 of the Prospectus is amended and restated to read as follows:

         A purchase order received and accepted by the Fund by 12:00 noon (Eastern time) on a Business Day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or by 3:00 p.m. (Eastern time) on a Business Day with respect to the Money Market Portfolio is effected at the net asset value per Share next determined after receipt of the order in good form if the Fund's custodian has received payment in federal funds by 4:00 p.m. Eastern time that day. If such funds are not available for investment by 4:00 p.m. (Eastern time), the order will be cancelled. Purchase orders received after 12:00 noon (Eastern time) with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 3:00 p.m. (Eastern time) with respect to the Money Market Portfolio will be placed the following Business Day.

         2. The fourth paragraph of the section entitled "Redemption of Shares" under the heading "HOW TO PURCHASE AND REDEEM SHARES" on pages 59-60 of the Prospectus is amended and restated to read as follows:

         Proceeds from redemptions of Shares of the MONEY MARKET PORTFOLIOS with respect to redemption orders received by the Fund before 12:00 noon (Eastern time) on a Business Day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or before 3:00 p.m. (Eastern time) on a Business Day with respect to the Money Market Portfolio normally are sent electronically the same day to the financial institution that placed the redemption order in good form. Proceeds for redemption orders that are received after 12:00 noon (Eastern time) with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 3:00 p.m. (Eastern time) with respect to the Money Market Portfolio or on a non-Business Day normally are wired to the financial institution on the next Business Day.

                             THE ARCH FUND(R), INC.
                                  (THE "FUND")

                               TRUST SHARES OF THE
                     TREASURY MONEY MARKET, MONEY MARKET AND
                       TAX-EXEMPT MONEY MARKET PORTFOLIOS

                          SUPPLEMENT DATED JULY 1, 1998
                       TO PROSPECTUS DATED MARCH 31, 1998


         1. The last paragraph of the section entitled "Purchase of Shares" under the heading "HOW TO PURCHASE AND REDEEM SHARES" on pages 21-22 of the Prospectus is amended and restated to read as follows:

         A purchase order received and accepted by the Fund by 12:00 noon (Eastern time) on a Business Day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or by 3:00 p.m. (Eastern time) on a Business Day with respect to the Money Market Portfolio is effected at the net asset value per Share next determined after receipt of the order in good form if the Fund's custodian has received payment in federal funds by 4:00 p.m. Eastern time that day. If such funds are not available for investment by 4:00 p.m. (Eastern time), the order will be cancelled. Purchase orders received after 12:00 noon (Eastern time) with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 3:00 p.m. (Eastern time) with respect to the Money Market Portfolio will be placed the following Business Day.

         2. The last paragraph of the section entitled "Redemption of Shares" under the heading "HOW TO PURCHASE AND REDEEM SHARES" on pages 22-23 of the Prospectus is amended and restated to read as follows:

         Proceeds from redemptions of Shares with respect to redemption orders received by the Fund before 12:00 noon (Eastern time) on a Business Day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or before 3:00 p.m. (Eastern time) on a Business Day with respect to the Money Market Portfolio normally are sent electronically the same day to the financial institution that placed the redemption order in good form. Proceeds for redemption orders that are received after 12:00 noon (Eastern time) with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 3:00 p.m. (Eastern time) with respect to the Money Market Portfolio or on a non-Business Day normally are wired to the financial institution on the next Business Day.

                             THE ARCH FUND(R), INC.
                                  (THE "FUND")

                 INVESTOR A SHARES AND INVESTOR B SHARES OF THE
                      TREASURY MONEY MARKET, MONEY MARKET,
              TAX-EXEMPT MONEY MARKET, U.S. GOVERNMENT SECURITIES,
                          INTERMEDIATE CORPORATE BOND,
                    BOND INDEX, GOVERNMENT & CORPORATE BOND,
                          SHORT-INTERMEDIATE MUNICIPAL,
               MISSOURI TAX-EXEMPT BOND, NATIONAL MUNICIPAL BOND,
              EQUITY INCOME, EQUITY INDEX, GROWTH & INCOME EQUITY,
                        GROWTH EQUITY, SMALL CAP EQUITY,
                             SMALL CAP EQUITY INDEX,
                            INTERNATIONAL EQUITY AND
                               BALANCED PORTFOLIOS

                          SUPPLEMENT DATED JULY 1, 1998
                       TO PROSPECTUS DATED MARCH 31, 1998


         1. The first paragraph of the section entitled "Effective Time of Purchase" under the heading "HOW TO PURCHASE AND REDEEM SHARES" on page 65 of the Prospectus is amended and restated to read as follows:

         A purchase order for the Money Market Portfolios received and accepted by the Fund by 12:00 noon (Eastern time) on a Business Day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or by 3:00 p.m. (Eastern time) on a Business Day with respect to the Money Market Portfolio is effected at the net asset value per Share next determined after receipt of the order in good form if the Fund's custodian has received payment in federal funds or other immediately available funds by 4:00 p.m. Eastern time that day. If such funds are not available for investment by 4:00 p.m. (Eastern time), the order will be cancelled. Purchase orders received after 12:00 noon (Eastern time) with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 3:00 p.m. (Eastern time) with respect to the Money Market Portfolio will be placed the following Business Day.

         2. The second paragraph of the section entitled "Redemption by Telephone" under the heading "HOW TO PURCHASE AND REDEEM SHARES" on pages 72-73 of the Prospectus is amended and restated to read as follows:

         Proceeds from redemptions of Investor A Shares and/or Investor B Shares of the MONEY MARKET PORTFOLIOS with respect to redemption orders received by the Fund before 12:00 noon (Eastern time) on a Business Day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or before 3:00 p.m. (Eastern time) on a Business Day with respect to the Money

Market Portfolio normally will be sent electronically the same day (or mailed by check the next Business Day) to the organization that placed the redemption order in good form. Proceeds for redemption orders that are received after 12:00 noon (Eastern time) with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 3:00 p.m. (Eastern time) with respect to the Money Market Portfolio or on a non-Business Day normally will be sent electronically on the next Business Day (or mailed by check the second Business Day thereafter).

                             THE ARCH FUND(R), INC.
                                  (THE "FUND")

                           INSTITUTIONAL SHARES OF THE
                      TREASURY MONEY MARKET, MONEY MARKET,
                           U.S. GOVERNMENT SECURITIES,
                          INTERMEDIATE CORPORATE BOND,
                    BOND INDEX, GOVERNMENT & CORPORATE BOND,
              EQUITY INCOME, EQUITY INDEX, GROWTH & INCOME EQUITY,
                        GROWTH EQUITY, SMALL CAP EQUITY,
                             SMALL CAP EQUITY INDEX,
                            INTERNATIONAL EQUITY AND
                               BALANCED PORTFOLIOS

                          SUPPLEMENT DATED JULY 1, 1998
                       TO PROSPECTUS DATED MARCH 31, 1998


         1. The section entitled "Purchase of Shares - The Money Market Portfolios" under the heading "HOW TO PURCHASE AND REDEEM SHARES" on page 43 of the Prospectus is amended and restated to read as follows:

         A purchase order received and accepted by the Fund by 12:00 noon (Eastern time) on a Business Day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or by 3:00 p.m. (Eastern time) on a Business Day with respect to the Money Market Portfolio is effected at the net asset value per Share next determined after receipt of the order in good form if the Fund's custodian has received payment in federal funds by 4:00 p.m. Eastern time that day. If such funds are not available for investment by 4:00 p.m. (Eastern time), the order will be cancelled. Purchase orders received after 12:00 noon (Eastern time) with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 3:00 p.m. (Eastern time) with respect to the Money Market Portfolio will be placed the following Business Day.

         2. The fourth paragraph of the section entitled "Redemption of Shares" under the heading "HOW TO PURCHASE AND REDEEM SHARES" on page 44 of the Prospectus is amended and restated to read as follows:

         Proceeds from redemptions of Shares of the MONEY MARKET PORTFOLIOS with respect to redemption orders received by the Fund before 12:00 noon (Eastern time) on a Business Day with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or before 3:00 p.m. (Eastern time) on a Business Day with respect to the Money Market Portfolio normally are sent electronically the same day to the financial institution that placed the redemption order in good form. Proceeds for redemption orders that are received after 12:00 noon (Eastern time) with respect to the Treasury Money Market Portfolio and Tax-Exempt Money Market Portfolio or after 3:00 p.m. (Eastern time) with respect to the Money Market Portfolio or on a non-Business Day normally are wired to the financial institution on the next Business Day.

                                      - 2 -